AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2014

SECURITIES ACT FILE NO. 2-30393

INVESTMENT COMPANY ACT FILE NO. 811-1735

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 61	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 42	☒

FPA NEW INCOME, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310) 473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, TREASURER	COPY TO:
FPA NEW INCOME, INC.	MARK D. PERLOW, ESQ.
11400 WEST OLYMPIC BOULEVARD, SUITE 1200	K&L GATES LLP
LOS ANGELES, CALIFORNIA 90064	FOUR EMBARCADERO CENTER, SUITE 1200
(NAME AND ADDRESS OF AGENT FOR SERVICE)	SAN FRANCISCO, CALIFORNIA 94111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

☐    ON (DATE) PURSUANT TO PARAGRAPH (b)

☐    60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

☐    ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

☐    75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

☐    ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐    THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.01 PAR VALUE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 14th day of February, 2014.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE

/S/ THOMAS H. ATTEBERRY
Thomas H. Atteberry		President	February 14, 2014
(Principal Executive
Officer)

/S/ J. RICHARD ATWOOD
J. Richard Atwood		Treasurer	February 14, 2014
(Principal Financial
Officer and Principal
Accounting Officer)

/S/ THOMAS P. MERRICK		Director	February 14, 2014
Thomas P. Merrick

ALFRED E. OSBORNE, JR.*
Alfred E. Osborne, Jr.		Director	February 14, 2014

/S/ A. ROBERT PISANO		Director	February 14, 2014
A. Robert Pisano

/s/ PATRICK B. PURCELL		Director	February 14, 2014
Patrick B. Purcell

/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez		Director	February 14, 2014

/s/ ALLAN M. RUDNICK
Allan M. Rudnick		Director	February 14, 2014

*By:	/S/ SHERRY SASAKI
Sherry Sasaki
Attorney-in-Fact pursuant to Power-of- Attorney
included as page C-6 on
Registrant’s Post-Effective Amendment
No. 45 to the Registration Statement
which was filed December 5, 2002.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase